Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	PBF HOLDING Co LLC
Entity Central Index Key	0001566011
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false